Off-balance sheet arrangements (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) lease	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€)
Off-balance sheet arrangements
Operating lease obligations			€ 27,704
Purchase commitments	€ 251,670	€ 347,873	222,033
Total contractual obligations and commitments			249,737
Number of leases not yet commenced | lease	2
Lease commitments not yet commenced	€ 8,986
Less than 1 year
Off-balance sheet arrangements
Operating lease obligations			4,722
Purchase commitments	175,006	271,922	121,139
Total contractual obligations and commitments			125,862
Lease commitments not yet commenced	5,793
1-3 years
Off-balance sheet arrangements
Operating lease obligations			10,024
Purchase commitments	70,675	73,009	81,879
Total contractual obligations and commitments			91,903
Lease commitments not yet commenced	1,502
3-5 years
Off-balance sheet arrangements
Operating lease obligations			6,234
Purchase commitments	5,989	2,870	19,014
Total contractual obligations and commitments			25,248
Lease commitments not yet commenced	1,502
More than 5 years
Off-balance sheet arrangements
Operating lease obligations			6,724
Purchase commitments		72
Total contractual obligations and commitments			6,724
Lease commitments not yet commenced	188
Collaboration agreement for filgotinib | Gilead
Off-balance sheet arrangements
Purchase commitments	27,500	18,100	20,300
Total contractual obligations and commitments	€ 614,100	€ 493,400	€ 74,000